CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 13,650,071	$ 32,678,421
Account receivables, net	1,047,809	2,462,550
Contract assets	0	2,014,146
Advance to suppliers	44,105	4,525,794
Prepayment to acquire subsidiaries	0	1,492,772
Inventories, net	193,738	201,091
Prepaid expenses and other current assets, net	3,475,714	175,956
TOTAL CURRENT ASSETS	18,411,437	43,550,730
NON-CURRENT ASSETS
Goodwill	73,676,370	0
Property and equipment, net	10,194,930	35,384
Land use right, net	1,269,436	0
Intangible assets, net	423,272	0
Right-of-use assets	13,107	47,617
TOTAL NON-CURRENT ASSETS	85,577,115	83,001
TOTAL ASSETS	103,988,552	43,633,731
Account payables	878,429	169,137
Contract liabilities	7,772,227	291,833
Short-term bank loans	20,784	0
Taxes payable	1,354,965	740,966
Due to related parties	390,550	23,557
Lease liability	10,887	47,617
Loans from third parties	975,716	0
Accrued expenses and other current liabilities	8,584,892	402,233
TOTAL CURRENT LIABILITIES	19,988,450	1,675,343
NON-CURRENT LIABILITY
Contingent consideration	21,515,801	0
TOTAL LIABILITY	41,504,251	1,675,343
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 31,598,333 and 13,848,333 shares issued and outstanding at December 31, 2022 and 2021, respectively	31,598	13,848
Additional paid-in capital	63,191,010	40,686,311
Statutory reserve	1,006,384	719,804
(Accumulated losses) retained earnings	(1,828,205)	147,278
Accumulated other comprehensive income	83,514	391,147
Total shareholders' equity	62,484,301	41,958,388
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 103,988,552	$ 43,633,731